Insurance contract liabilities - Disclosure of composition of contract adjustments with passage of time (Detail) - Technical Reserves for Insurance Premium [Member] - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (1,440,063)	S/ (1,434,195)	S/ 200,100
Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,520,980)	(1,392,280)	332,536
Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(184,335)	(229,198)	(190,109)
Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	265,252	187,283	57,673
Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,440,063)	(1,434,195)	200,100
Annuities [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,482,660)	(1,347,987)	162,654
Annuities [Member] | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,484,394)	(1,318,573)	333,761
Annuities [Member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(270,339)	(325,914)	(257,549)
Annuities [Member] | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	237,328	169,545	52,279
Annuities [Member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(1,517,405)	(1,474,942)	128,491
Life insurance contracts [member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	122,237	131,533	110,102
Life insurance contracts [member] | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	122,237	131,533	110,102
Life insurance contracts [member] | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	122,237	131,533	110,102
General Insurance
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(27,962)	(28,112)	(35,167)
General Insurance | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(27,962)	(28,112)	(35,167)
General Insurance | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(27,962)	(28,112)	(35,167)
SCTR
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(16,933)	(62,674)	(3,326)
SCTR | Interest Rate Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(36,586)	(73,707)	(1,225)
SCTR | Age Insured Population Effect [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	(8,271)	(6,705)	(7,495)
SCTR | Inflation And Other Effects [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	27,924	17,738	5,394
SCTR | Technical Reserves for Insurance Premium [Member]
Disclosure Details Of Composition Of Contract Adjustments With Passage Of Time [Line Items]
Composition of the adjustments due to time passage	S/ (16,933)	S/ (62,674)	S/ (3,326)